Document and Entity Information	Jul. 15, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001808997
Document Type	8-K
Document Period End Date	Jul. 15, 2021
Entity Registrant Name	American Outdoor Brands, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39366
Entity Tax Identification Number	84-4630928
Entity Address, Address Line One	1800 North Route Z
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Columbia
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	65202
City Area Code	(800)
Local Phone Number	338-9585
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.001 per Share
Trading Symbol	AOUT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true